SIGNIFICANT ACCOUNTING POLICIES (Schedule of changes in the fair value of the contingent consideration) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Balance as of December 31, 2023	$ 2,091
Increase in provision for expected credit losses	2,027
Recoveries collected	(597)
Amounts written off charged against the allowance	(986)
Foreign currency translation	3
Fair value as of December 31, 2024	$ 2,538